Loan Commitments and Other Related Activities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Loan Commitments and Other Related Activities (Textual) [Abstract]
Period of commitments to make loans	30 days
Letters of credit	$ 25,450
Performance letters of credit [Member]
Loan Commitments and Other Related Activities (Textual) [Abstract]
Letters of credit	14,327
Financial letters of credit [Member]
Loan Commitments and Other Related Activities (Textual) [Abstract]
Letters of credit	14,897
Commercial letters of credit [Member]
Loan Commitments and Other Related Activities (Textual) [Abstract]
Letters of credit	$ 1,257
Maximum [Member] | Commitments to make loans [Member]
Loan Commitments and Other Related Activities (Textual) [Abstract]
Loans commitments fixed interest rate	14.00%
Loans commitments maturity period	30 years
Minimum [Member] | Commitments to make loans [Member]
Loan Commitments and Other Related Activities (Textual) [Abstract]
Loans commitments fixed interest rate	1.60%
Loans commitments maturity period	1 year